UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3790

QUANTITATIVE GROUP OF FUNDS

Quant Foreign Value Small Cap Fund

55 Old Bedford Road

Lincoln, MA 01773

Willard L. Umphrey

Quantitative Group of Funds

55 Old Bedford Road

Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code: 781-259-1144

Date of fiscal year end: MARCH 31

Date of reporting period:             JULY 1, 2007 – JUNE 30, 2008

VOTE SUMMARY REPORT
July 1, 2007 - June 30, 2008
Quant Foreign Value Small Cap Fund

Company Name	Ticker Symbol	ISIN/CUSIP	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
KELLER GROUP PLC	KLR LN	GB0004866223	13-May-2008	1.	Receive and adopt the Directors report and the statement of accounts for the YE 31 DEC 2007 together with independent auditors report thereon	Management	For	For
				2.	Declare a final dividend of 12.0p per ordinary share, such dividend to be paid on 30 MAY 2008 to Members on the register at the close of business on 02 MAY 2008	Management	For	For
				3.	Approve the Directors remuneration report for the YE 31 DEC 2007	Management	For	For
				4.	Re-elect Mr. J R Atkinson as a Director who retires by rotation	Management	For	For
				5.	Re-elect Mr. E G F Brown as a Director who retires by rotation	Management	For	For
				6.	Re-elect Mr. R T Scholes as a Director who retires by rotation	Management	For	For
				7.	Re-elect Dr. J M West as a Director who retires by rotation	Management	For	For
				8.	Re-appoint KPMG Audit Plc as the Auditors to the Company and authorize the Directors to fix their remuneration	Management	For	For

9.	Approve that the Company may send or supply any documents or information to members by making them available on a website for the purposes of paragraph 10(2) of schedule 5 to the companies Act 2006	Management	For	For
10.

Approve that the Company may use electronic means [within the meaning of the disclosure rules and transparency rules sourcebook published by the financial services authority] to convey information to members

		Management	For	For
11.	Ratify the payment by the Company of Directors fees in the sum of GBP 318,000 for 2007 in excess of the limit contained in Article 92 of the Company’s current Articles of Association	Management	For	For
12.

Authorize the Directors, in substitution for any existing authority and for the purpose of Section 80 of the Companies Act 1985, to allot relevant securities [Section 80(2)] up to an aggregate nominal amount of GBP 2,210,141; [Authority expires at the conclusion of the AGM of the Company next year]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

		Management	For	For

S.13

Authorize the Directors, subject to the passing of Resolution 12 and pursuant to Section 95(1) of the Act, to allot equity securities [Section 94(2)] pursuant to the authority conferred by Resolution 12, dis-applying the statutory pre-emption rights [Section 89(1)], provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue in favor of ordinary shareholders; b) up to an aggregate nominal amount of GBP 331,521; [Authority expires at the conclusion of the AGM of the Company next year]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

	Management	For	For

S.14

Authorize the Company, in accordance with Section 166 of the Act, to make market purchases [Section 163] of up to 6,630,423 of its own ordinary shares [10% of the issued ordinary share capital] of 10p each in the capital of the Company, at a minimum price of 10p and not more than 5% above the average market value for such shares derived from the London Stock Exchange Daily Official List, for the 5 business days preceding the date of purchase; [Authority expires at the conclusion of the next AGM of the Company]; the Company, before the expiry, may make a contract to purchase of its own shares which will or may be executed wholly or partly after such expiry

		Management	For	For
S.15	Adopt the draft regulations produced to the meeting as the Articles of Association of the Company to the exclusion of and in substitution for the existing Articles of Association of the Company	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Group of Funds

(Registrant)

By:	/s/ Willard L.Umphrey, President and Chief Executive Officer

Date:	August 15, 2008